Note 7 - Balance Sheet Disclosures - Advance Payments received from customers (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Note 7 - Balance Sheet Disclosures - Advance Payments received from customers (Details)
Advance payments received from customers	€ 44,756	€ 38,972
Balance as of Jan 1	38,972	11,164
Additions	5,198	30,565
Repayment	(912)	(4,117)
Net interest	1,498	1,360
Balance as of Dec 31	€ 44,756	€ 38,972